THE AMERICAN TRUST ALLEGIANCE FUND
                       A series of Advisors Series Trust

                        Supplement dated August 10, 2001
                       to Prospectus dated June 28, 2001


American Data Services, Inc., the Fund's Transfer Agent, has moved its operations to Omaha, Nebraska and changed its name to Orbitex Data Services, Inc. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the Fund in care of the hew address noted below. Please note: purchases by check should be made out to the Fund.

The American Trust Allegiance Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number will continue to be 1-800-385-7003. Please call for instructions if you wish to correspond via overnight mail

New Wire Instructions:

First National Bank of Omaha
ABA# 104000016
For credit to Orbitex Data Services
A/C# 11287126
For further credit to:
Investor's account number
Name(`s) of the investor(s)
Name of the Fund to be purchased.

                              UNITY FUND, CLASS I
                       A series of Advisors Series Trust

                        Supplement dated August 10, 2001
                     to Prospectus dated September 29, 2000


American Data Services, Inc., the Fund's Transfer Agent, has moved its operations to Omaha, Nebraska and changed its name to Orbitex Data Services, Inc. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the Fund in care of the hew address noted below. Please note: purchases by check should be made out to the Fund.

Unity Fund, Class I
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number will continue to be 1-800-385-7003. Please call for instructions if you wish to correspond via overnight mail

New Wire Instructions:

First National Bank of Omaha
ABA# 104000016
For credit to Orbitex Data Services
A/C# 11287362
For further credit to:
Investor's account number
Name(`s) of the investor(s)
Name of the Fund to be purchased.

                              UNITY FUND, CLASS A
                       A series of Advisors Series Trust

                        Supplement dated August 10, 2001
                     to Prospectus dated September 29, 2000


American Data Services, Inc., the Fund's Transfer Agent, has moved its operations to Omaha, Nebraska and changed its name to Orbitex Data Services, Inc.. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the Fund in care of the hew address noted below. Please note: purchases by check should be made out to the Fund.

Unity Fund, Class A
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number will continue to be 1-800-385-7003. Please call for instructions if you wish to correspond via overnight mail

New Wire Instructions:

First National Bank of Omaha
ABA# 104000016
For credit to Orbitex Data Services
A/C# 11287362
For further credit to:
Investor's account number
Name(`s) of the investor(s)
Name of the Fund to be purchased.

                               THE AL FRANK FUND
                       A series of Advisors Series Trust

                        Supplement dated August 10, 2001
                       to Prospectus dated April 30, 2001


American Data Services, Inc., the Fund's Transfer Agent, has moved its operations to Omaha, Nebraska and changed its name to Orbitex Data Services, Inc. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the Fund in care of the hew address noted below. Please note: purchases by check should be made out to the Fund.

The Al Frank Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number will continue to be 1-888-263-6443. Please call for instructions if you wish to correspond via overnight mail

The toll-free telephone number to get the Fund's daily net asset value will continue to 1-877-654-1325.

New Wire Instructions:

First National Bank of Omaha
ABA# 104000016
For credit to Orbitex Data Services
A/C# 11287207
For further credit to:
Investor's account number
Name(`s) of the investor(s)
Name of the Fund to be purchased.

                               CHASE GROWTH FUND
                       A series of Advisors Series Trust

                        Supplement dated August 10, 2001
                      to Prospectus dated January 28, 2001


American Data Services, Inc., the Fund's Transfer Agent, has moved its operations to Omaha, Nebraska and changed its name to Orbitex Data Services, Inc. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the Fund in care of the hew address noted below. Please note: purchases by check should be made out to the Fund.

Chase Growth Fund
c/o Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

The Transfer Agent's toll-free telephone number will continue to be 1-888-861-7556. Please call for instructions if you wish to correspond via overnight mail

New Wire Instructions:

First National Bank of Omaha
ABA# 104000016
For credit to Orbitex Data Services
A/C# 11286965
For further credit to:
Investor's account number
Name(`s) of the investor(s)
Name of the Fund to be purchased.